Subsequent Events (Details) $ / shares in Units, $ in Thousands, shares in Millions				9 Months Ended
	Dec. 31, 2021	Nov. 03, 2021 USD ($) vessel	Oct. 04, 2021 USD ($) shares $ / shares	Sep. 30, 2021 USD ($) shares $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 $ / shares
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001		$ 0.001
Proceeds from Sale of Property, Plant, and Equipment				$ 44,675	$ 60,915
Subsequent Event | Gas management operations
Subsequent Event [Line Items]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries			$ 3,340
Subsequent Event | Teekay LNG
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			41.00%
Subsequent Event | Teekay LNG | General Partner [Member]
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
Proceeds from Sale of Interest in Partnership Unit			$ 26,400
Per share proceeds of sale of partnership per share | $ / shares			$ 17.00
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units | shares			1.6
Subsequent Event | Teekay LNG
Subsequent Event [Line Items]
Disposal Date	Dec. 31, 2021
Subsequent Event | Teekay Tankers
Subsequent Event [Line Items]
Sale Leaseback Transaction Net Proceeds		$ 68,900
Sale Leaseback Transaction, Lease Terms		seven
Debt Covenant Minimum Hull Coverage Ratio, Thereafter		105.00%
Subsequent Event | Teekay Tankers | Suezmax and Aframax Tankers
Subsequent Event [Line Items]
Lessee, Sales-type lease, Number of vessels | vessel		4
Common Class A [Member] | Revolving Credit Facilities due through 2024 | Teekay LNG
Subsequent Event [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares				36.0
Capital Unit, Class A | Subsequent Event | Teekay LNG
Subsequent Event [Line Items]
Per share proceeds of sale of partnership per share | $ / shares			$ 17.00
Partners' Capital Account, Number of Units Owned by Controlling Interest | shares			36.0